Schedule of investments

Delaware Limited-Term Diversified Income Fund September 30, 2019 (Unaudited)

	Principal amount°	Value (US $)
Agency Asset-Backed Securities – 0.03%
Fannie Mae Grantor Trust
Series 2003-T4 2A5 4.675% 9/26/33 •	112,999	$127,089
Fannie Mae REMIC Trust
Series 2001-W2 AS5 6.473% 10/25/31 f	60	61
Freddie Mac Structured Pass Through Certificates
Series T-30 A5 8.61% 12/25/30 ◆ •	3,588	3,765
Total Agency Asset-Backed Securities (cost $115,903)		130,915

Agency Collateralized Mortgage Obligations – 6.10%
Fannie Mae Grantor Trust
Series 2001-T5 A2 6.98% 6/19/41 •	20,686	23,510
Fannie Mae Interest Strip
Series 413 167 4.50% 7/25/42 S•	926,991	159,829
Series 419 C3 3.00% 11/25/43 S	55,548	8,196
Fannie Mae REMICs
Series 2011-105 FP 2.418% (LIBOR01M + 0.40%, Cap
6.50%, Floor 0.40%) 6/25/41 •	1,348,268	1,346,291
Series 2012-44 IK 3.50% 12/25/31 S	28,712	2,595
Series 2012-99 AI 3.50% 5/25/39 S	955,353	40,689
Series 2012-118 AI 3.50% 11/25/37 S	286,638	18,785
Series 2012-121 ID 3.00% 11/25/27 S	433,253	31,494
Series 2012-125 MI 3.50% 11/25/42 S	1,019,188	126,509
Series 2012-126 PI 3.50% 7/25/42 S	412,007	39,371
Series 2012-128 NP 2.50% 11/25/42	474,971	475,797
Series 2012-137 WI 3.50% 12/25/32 S	98,383	11,701
Series 2013-4 PL 2.00% 2/25/43	76,000	68,070
Series 2013-28 YB 3.00% 4/25/43	1,550,000	1,636,929
Series 2013-52 ZA 3.00% 6/25/43	225,865	224,360
Series 2013-71 ZA 3.50% 7/25/43	307,299	334,503
Series 2013-92 SA 3.932% (5.95% minus LIBOR01M,
Cap 5.95%) 9/25/43 S•	174,850	33,745
Series 2014-64 IT 3.50% 6/25/41 S	61,746	3,509
Series 2014-85 IB 3.00% 12/25/44 S	742,710	106,432
Series 2015-31 ZD 3.00% 5/25/45	479,426	509,873
Series 2015-43 PZ 3.50% 6/25/45	46,541	48,562
Series 2015-44 AI 3.50% 1/25/34 S	517,207	37,301
Series 2015-45 AI 3.00% 1/25/33 S	45,937	2,706
Series 2015-45 EI 3.00% 12/25/40 S	960,279	24,348
Series 2015-71 PI 4.00% 3/25/43 S	360,112	30,056
Series 2015-85 BI 4.50% 9/25/43 S	459,245	54,817
Series 2015-89 EZ 3.00% 12/25/45	69,546	69,478
Series 2016-2 HI 3.00% 12/25/41 S	911,291	82,951
Series 2016-17 BI 4.00% 2/25/43 S	815,248	71,922

NQ-022 [9/19] 11/19 (1005244) 1

Schedule of investments

Delaware Limited-Term Diversified Income Fund (Unaudited)

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
Fannie Mae REMICs
Series 2016-24 LI 3.00% 6/25/42 S	585,869	$39,502
Series 2016-54 PI 3.00% 2/25/44 S	992,585	71,354
Series 2016-61 ML 3.00% 9/25/46	61,000	62,639
Series 2016-80 JZ 3.00% 11/25/46	151,776	159,782
Series 2016-83 PI 3.50% 7/25/45 S	136,345	15,497
Series 2016-90 CI 3.00% 2/25/45 S	427,771	39,659
Series 2016-99 DI 3.50% 1/25/46 S	73,897	7,297
Series 2016-99 TI 3.50% 3/25/36 S	437,547	34,738
Series 2016-101 ZP 3.50% 1/25/47	100,180	108,514
Series 2016-105 SA 3.982% (6.00% minus LIBOR01M,
Cap 6.00%) 1/25/47 S•	223,242	39,810
Series 2017-6 NI 3.50% 3/25/46 S	654,381	53,908
Series 2017-14 AI 3.00% 9/25/42 S	75,489	3,357
Series 2017-16 UW 3.00% 7/25/45	1,225,000	1,299,360
Series 2017-16 WI 3.00% 1/25/45 S	65,022	4,724
Series 2017-40 GZ 3.50% 5/25/47	39,173	42,990
Series 2017-46 BI 3.00% 4/25/47 S	257,237	29,096
Series 2017-67 BZ 3.00% 9/25/47	15,966	16,620
Series 2017-94 CZ 3.50% 11/25/47	34,217	35,852
Series 2017-99 DZ 3.50% 12/25/47	97,022	100,957
Series 2017-111 GZ 3.00% 1/25/48	389,918	398,366
Series 2018-15 GZ 3.00% 3/25/48	120,587	119,647
Freddie Mac REMICs
Series 3067 FA 2.378% (LIBOR01M + 0.35%, Cap
7.00%, Floor 0.35%) 11/15/35 •	1,680,863	1,679,503
Series 3800 AF 2.528% (LIBOR01M + 0.50%, Cap
7.00%, Floor 0.50%) 2/15/41 •	992,829	998,282
Series 4015 MY 3.50% 3/15/42	90,000	96,624
Series 4050 EI 4.00% 2/15/39 S	411,374	17,448
Series 4197 LZ 4.00% 4/15/43	323,016	362,210
Series 4210 Z 3.00% 5/15/43	674,822	682,304
Series 4223 HI 3.00% 4/15/30 S	1,692,589	58,602
Series 4342 CI 3.00% 11/15/33 S	831,997	72,567
Series 4366 DI 3.50% 5/15/33 S	1,089,088	78,558
Series 4433 DI 3.00% 8/15/32 S	3,837,855	204,832
Series 4504 IO 3.50% 5/15/42 S	39,109	2,102
Series 4518 CI 3.50% 6/15/42 S	431,460	27,849
Series 4531 PZ 3.50% 11/15/45	149,780	160,852
Series 4567 LI 4.00% 8/15/45 S	388,244	56,367
Series 4618 SA 3.973% (6.00% minus LIBOR01M, Cap
6.00%) 9/15/46 S•	319,306	76,988
Series 4623 WI 4.00% 8/15/44 S	918,027	124,767

2 NQ-022 [9/19] 11/19 (1005244)

(Unaudited)

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
Freddie Mac REMICs
Series 4623 YT 2.50% 3/15/46	1,442,246	$1,466,969
Series 4625 PZ 3.00% 6/15/46	37,105	38,203
Series 4643 QI 3.50% 9/15/45 S	1,649,389	171,604
Series 4648 MZ 3.00% 6/15/46	5,416	5,527
Series 4648 SA 3.973% (6.00% minus LIBOR01M, Cap
6.00%) 1/15/47 S•	825,324	159,629
Series 4650 JG 3.00% 11/15/46	1,997,000	2,067,908
Series 4655 TI 3.00% 8/15/36 S	65,045	1,426
Series 4656 HI 3.50% 5/15/42 S	398,294	14,923
Series 4657 JZ 3.50% 2/15/47	24,079	26,024
Series 4667 LI 3.50% 10/15/43 S	67,304	4,430
Series 4669 QI 3.50% 6/15/41 S	73,040	5,068
Series 4695 OZ 3.00% 6/15/47	607,612	617,668
Series 4710 CI 3.50% 12/15/43 S	255,465	18,290
Series 4721 HI 3.50% 9/15/42 S	455,092	32,010
Series 4761 Z 3.50% 12/15/47	81,618	86,202
Freddie Mac Strips
Series 290 IO 3.50% 11/15/32 S	41,193	4,590
Series 303 151 4.50% 12/15/42 S•	311,815	55,498
Series 319 S2 3.973% (6.00% minus LIBOR01M, Cap
6.00%) 11/15/43 S•	5,531,356	932,635
Freddie Mac Structured Pass Through Certificates
Series T-54 2A 6.50% 2/25/43 ◆	644	774
Series T-58 2A 6.50% 9/25/43 ◆	411,355	468,649
GNMA
Series 2012-77 MU 2.50% 6/20/42	106,375	104,053
Series 2012-108 KI 4.00% 8/16/42 S	191,240	31,339
Series 2013-26 KD 2.50% 2/16/43	870,000	870,539
Series 2013-79 KE 3.00% 5/20/43	1,250,000	1,266,088
Series 2013-113 LY 3.00% 5/20/43	17,000	17,782
Series 2014-12 ZB 3.00% 1/16/44	62,808	64,669
Series 2015-36 PI 3.50% 8/16/41 S	455,271	32,765
Series 2015-74 CI 3.00% 10/16/39 S	207,051	16,033
Series 2015-82 GI 3.50% 12/20/38 S	480,101	17,026
Series 2015-142 AI 4.00% 2/20/44 S	33,300	2,516
Series 2015-185 PZ 3.00% 12/20/45	857,089	800,894
Series 2016-49 PZ 3.00% 11/16/45	243,715	249,815
Series 2016-89 QS 4.006% (6.05% minus LIBOR01M,
Cap 6.05%) 7/20/46 S•	2,914,645	609,593
Series 2016-108 SK 4.006% (6.05% minus LIBOR01M,
Cap 6.05%) 8/20/46 S•	146,699	33,854
Series 2016-126 NS 4.056% (6.10% minus LIBOR01M,
Cap 6.10%) 9/20/46 S•	105,453	22,480

NQ-022 [9/19] 11/19 (1005244) 3

Schedule of investments

Delaware Limited-Term Diversified Income Fund (Unaudited)

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
GNMA
Series 2016-146 KS 4.056% (6.10% minus LIBOR01M,
Cap 6.10%) 10/20/46 S•	67,223	$13,754
Series 2016-160 VZ 2.50% 11/20/46	32,200	30,661
Series 2016-170 MZ 3.00% 12/20/46	792,697	797,756
Series 2017-4 WI 4.00% 2/20/44 S	69,962	8,837
Series 2017-18 QS 4.073% (6.10% minus LIBOR01M,
Cap 6.10%) 2/16/47 S•	122,566	23,628
Series 2017-19 AY 3.00% 2/20/47	30,000	32,150
Series 2017-36 ZC 3.00% 3/20/47	192,923	198,672
Series 2017-52 LE 3.00% 1/16/47	474,000	508,631
Series 2017-56 GZ 3.50% 4/20/47	15,234	16,669
Series 2017-88 PB 3.00% 1/20/47	304,000	320,470
Series 2017-117 GI 3.00% 3/20/47 S	871,789	58,525
Series 2017-121 IC 3.00% 12/20/45 S	931,811	47,678
Series 2017-121 IL 3.00% 2/20/42 S	684,885	37,316
Series 2017-134 SK 4.156% (6.20% minus LIBOR01M,
Cap 6.20%) 9/20/47 S•	131,005	26,867
Series 2017-141 JS 4.156% (6.20% minus LIBOR01M,
Cap 6.20%) 9/20/47 S•	203,297	36,423
Series 2017-163 KH 3.50% 3/20/44	455,000	470,794
Series 2017-180 MJ 3.00% 12/20/47	298,000	306,387
Series 2018-1 QG 3.00% 6/20/47	829,072	862,378
Series 2018-1 QH 3.00% 12/20/47	466,373	468,461
Series 2018-37 SA 4.156% (6.20% minus LIBOR01M,
Cap 6.20%) 3/20/48 S•	88,256	15,962
Total Agency Collateralized Mortgage Obligations (cost $27,532,487)		27,607,345

Agency Commercial Mortgage-Backed Securities – 0.42%
FREMF Mortgage Trust
Series 2011-K15 B 144A 5.129% 8/25/44 #•	95,000	99,245
Series 2013-K712 B 144A 3.401% 5/25/45 #•	345,000	344,637
Series 2014-K717 B 144A 3.754% 11/25/47 #•	245,000	251,063
Series 2014-K717 C 144A 3.754% 11/25/47 #•	80,000	81,419
Series 2016-K722 B 144A 3.973% 7/25/49 #•	430,000	448,841
NCUA Guaranteed Notes Trust
Series 2011-C1 2A 2.587% (LIBOR01M + 0.53%, Cap
8.00%, Floor 0.53%) 3/9/21 •	658,367	655,608
Total Agency Commercial Mortgage-Backed Securities (cost $1,877,512)		1,880,813

4 NQ-022 [9/19] 11/19 (1005244)

(Unaudited)

	Principal amount°	Value (US $)
Agency Mortgage-Backed Securities – 10.51%
Fannie Mae ARM
4.141% (LIBOR12M + 1.593%, Cap 11.209%, Floor
1.593%) 8/1/36 •	24,491	$25,705
4.203% (LIBOR12M + 1.552%, Cap 9.623%, Floor
1.552%) 8/1/34 •	53,215	55,522
4.469% (LIBOR12M + 1.83%, Cap 10.159%, Floor
1.83%) 8/1/35 •	17,443	18,348
4.484% (LIBOR12M + 1.859%, Cap 10.109%, Floor
1.859%) 7/1/36 •	14,724	15,530
4.754% (LIBOR12M + 1.754%, Cap 11.211%, Floor
1.754%) 4/1/36 •	16,924	17,686
Fannie Mae S. F. 30 yr
3.00% 7/1/49	2,352,164	2,388,576
3.50% 6/1/49	919,681	945,325
4.50% 11/1/47	612,689	663,250
4.50% 9/1/48	3,595,944	3,841,156
5.00% 1/1/40	48,746	54,123
5.50% 5/1/44	5,226,585	5,902,127
5.50% 8/1/48	80,465	88,738
6.00% 6/1/41	490,620	564,572
6.00% 7/1/41	5,685,662	6,543,993
6.00% 1/1/42	311,877	358,910
Fannie Mae S. F. 30 yr TBA
3.00% 10/1/49	3,786,000	3,843,677
3.50% 10/1/49	3,310,000	3,395,983
5.00% 10/1/49	9,519,000	10,196,857
Freddie Mac ARM
4.555% (LIBOR12M + 1.93%, Cap 10.02%, Floor
1.93%) 8/1/38 •	6,713	6,923
Freddie Mac S. F. 30 yr
3.00% 12/1/48	2,446,446	2,503,217
4.50% 8/1/48	2,238,664	2,393,929
5.00% 12/1/44	1,830,111	2,022,202
5.50% 6/1/41	252,997	285,693
6.00% 5/1/39	31,820	36,871
6.00% 7/1/40	1,179,660	1,357,616
Total Agency Mortgage-Backed Securities (cost $46,829,452)		47,526,529

NQ-022 [9/19] 11/19 (1005244) 5

Schedule of investments

Delaware Limited-Term Diversified Income Fund (Unaudited)

	Principal amount°	Value (US $)
Collateralized Debt Obligation – 0.38%
AMMC CLO
Series 2015-16A XR 144A 3.353% (LIBOR03M + 1.05%)
4/14/29 #•	1,710,000	$1,709,915
Total Collateralized Debt Obligation (cost $1,710,000)		1,709,915

Corporate Bonds – 37.04%
Banking - 14.01%
Banco de Bogota 144A 5.375% 2/19/23 #	500,000	533,700
Banco Santander 3.50% 4/11/22	1,600,000	1,642,692
Banco Santander Mexico 144A 4.125% 11/9/22 #	150,000	155,814
Bank of America
3.194% 7/23/30 µ	495,000	511,446
3.283% (LIBOR03M + 1.00%) 4/24/23 •	700,000	705,838
3.458% 3/15/25 µ	825,000	861,266
5.625% 7/1/20	645,000	662,368
Bank of Georgia 144A 6.00% 7/26/23 #	200,000	206,271
BB&T
2.50% 8/1/24	290,000	292,533
3.75% 12/6/23	700,000	741,230
BBVA Bancomer 144A 6.75% 9/30/22 #	304,000	332,880
BBVA USA 2.875% 6/29/22	5,695,000	5,774,063
Branch Banking & Trust 2.636% 9/17/29 µ	455,000	452,374
Citibank 3.165% 2/19/22 µ	2,430,000	2,463,175
Citizens Bank 2.895% (LIBOR03M + 0.72%) 2/14/22 •	2,480,000	2,488,430
Citizens Financial Group 2.85% 7/27/26	1,545,000	1,561,956
Commonwealth Bank of Australia 2.40% 11/2/20	4,055,000	4,075,850
Credit Suisse Group 144A 2.593% 9/11/25 #µ	430,000	426,248
Emirates NBD 3.25% 11/14/22	300,000	306,752
Export Credit Bank of Turkey 144A 5.375% 2/8/21 #	300,000	299,790
Fifth Third Bancorp 3.65% 1/25/24	1,145,000	1,207,842
Goldman Sachs Group 6.00% 6/15/20	2,295,000	2,356,133
Huntington National Bank
2.50% 8/7/22	480,000	485,118
3.125% 4/1/22	1,110,000	1,137,062
ICICI Bank 3.25% 9/9/22	320,000	323,112
Itau Unibanco Holding 144A 5.50% 8/6/22 #	200,000	213,002
JPMorgan Chase & Co. 4.023% 12/5/24 µ	4,240,000	4,525,360
KEB Hana Bank 144A 3.375% 1/30/22 #	500,000	510,632
KeyBank
2.40% 6/9/22	250,000	252,177
3.18% 5/22/22	1,335,000	1,371,104
Kookmin Bank 144A 2.875% 3/25/23 #	200,000	203,084

6 NQ-022 [9/19] 11/19 (1005244)

(Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
Morgan Stanley
3.407% (LIBOR03M + 1.22%) 5/8/24 •	1,605,000	$1,628,128
3.737% 4/24/24 µ	435,000	454,510
5.00% 11/24/25	125,000	140,166
5.50% 1/26/20	2,330,000	2,355,225
PNC Bank
2.444% (LIBOR03M + 0.31%) 6/10/21 •	3,875,000	3,879,845
2.70% 11/1/22	250,000	253,718
PNC Financial Services Group 2.60% 7/23/26	510,000	516,828
Popular 6.125% 9/14/23	500,000	545,650
QNB Finance 3.50% 3/28/24	330,000	341,776
Regions Financial
2.75% 8/14/22	370,000	375,809
3.80% 8/14/23	290,000	306,119
Royal Bank of Scotland Group 8.625%µy	1,660,000	1,781,761
SunTrust Banks 2.70% 1/27/22	2,785,000	2,817,126
Turkiye Garanti Bankasi 144A 6.25% 4/20/21 #	230,000	236,500
UBS Group Funding Switzerland
144A 2.65% 2/1/22 #	640,000	645,938
144A 3.00% 4/15/21 #	2,700,000	2,733,117
US Bank
2.05% 10/23/20	450,000	450,678
3.40% 7/24/23	360,000	377,548
USB Capital IX 3.50% (LIBOR03M + 1.02%) y•	6,960,000	5,943,979
Zions Bancorp 3.35% 3/4/22	505,000	517,149
		63,380,872
Basic Industry - 3.12%
Allegheny Technologies 5.95% 1/15/21	250,000	256,719
BMC East 144A 5.50% 10/1/24 #	500,000	521,419
Braskem Finance 6.45% 2/3/24	500,000	553,125
Chemours
6.625% 5/15/23	500,000	495,625
7.00% 5/15/25	100,000	94,920
CSN Resources 144A 7.625% 2/13/23 #	250,000	261,563
Equate Petrochemical 144A 3.00% 3/3/22 #	265,000	266,751
First Quantum Minerals
144A 7.00% 2/15/21 #	66,000	66,660
144A 7.25% 5/15/22 #	500,000	497,715
Georgia-Pacific 144A 5.40% 11/1/20 #	5,750,000	5,948,776
Gold Fields Orogen Holdings BVI 144A 5.125% 5/15/24 #	250,000	264,763
Hudbay Minerals 144A 7.25% 1/15/23 #	750,000	777,187
Joseph T Ryerson & Son 144A 11.00% 5/15/22 #	500,000	528,750

NQ-022 [9/19] 11/19 (1005244) 7

Schedule of investments

Delaware Limited-Term Diversified Income Fund (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Basic Industry (continued)
New Enterprise Stone & Lime 144A 10.125% 4/1/22 #	500,000	$516,250
Novolipetsk Steel Via Steel Funding DAC 144A
4.50% 6/15/23 #	250,000	261,423
Petkim Petrokimya Holding 144A 5.875% 1/26/23 #	250,000	246,592
Phosagro OAO Via Phosagro Bond Funding DAC 144A
3.95% 11/3/21 #	205,000	209,225
SASOL Financing USA 5.875% 3/27/24	200,000	216,216
Sherwin-Williams 2.95% 8/15/29	400,000	401,808
Sociedad Quimica y Minera de Chile 144A
3.625% 4/3/23 #	200,000	204,750
Steel Dynamics 5.50% 10/1/24	475,000	488,680
Syngenta Finance
144A 3.933% 4/23/21 #	620,000	631,519
144A 4.441% 4/24/23 #	200,000	209,151
Vedanta Resources 144A 7.125% 5/31/23 #	205,000	202,796
		14,122,383
Capital Goods - 2.14%
3 M
2.00% 2/14/25	390,000	387,903
2.75% 3/1/22	2,585,000	2,649,261
Bombardier 144A 6.00% 10/15/22 #	500,000	501,875
General Electric
2.667% (LIBOR03M + 0.38%) 5/5/26 •	280,000	252,328
5.55% 5/4/20	2,175,000	2,206,526
L3Harris Technologies 144A 3.85% 6/15/23 #	280,000	295,210
nVent Finance 144A 3.95% 4/15/23	975,000	994,231
Roper Technologies
2.35% 9/15/24	255,000	255,369
2.95% 9/15/29	95,000	95,455
United Technologies 2.30% 5/4/22	1,805,000	1,818,181
Zekelman Industries 144A 9.875% 6/15/23 #	200,000	210,875
		9,667,214
Communications - 3.33%
AT&T 3.312% (LIBOR03M + 1.18%) 6/12/24 •	1,610,000	1,640,568
Baidu 3.875% 9/29/23	500,000	520,950
CCO Holdings 5.75% 9/1/23	100,000	102,250
Clear Channel Worldwide Holdings 144A 9.25% 2/15/24 #	426,000	469,094
Comcast 2.933% (LIBOR03M + 0.63%) 4/15/24 •	1,848,000	1,860,717
CommScope 144A 5.50% 3/1/24 #	500,000	516,875
Crown Castle International 5.25% 1/15/23	735,000	802,444
CSC Holdings 6.75% 11/15/21	750,000	810,000
Digicel Group Two 144A PIK 9.125% 4/1/24 # ✤	301,283	31,635

8 NQ-022 [9/19] 11/19 (1005244)

(Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)
Fox 144A 4.03% 1/25/24 #	775,000	$824,998
GTH Finance 144A 6.25% 4/26/20 #	500,000	506,119
GTP Acquisition Partners I 144A 2.35% 6/15/20 #	520,000	519,865
IHS Netherlands Holdco 144A 7.125% 3/18/25 #	200,000	203,750
Level 3 Financing 5.125% 5/1/23	750,000	760,575
Sirius XM Radio
144A 3.875% 8/1/22 #	500,000	510,625
144A 4.625% 7/15/24 #	250,000	259,833
Sprint 7.875% 9/15/23	750,000	825,720
Sprint Spectrum 144A 4.738% 3/20/25 #	450,000	479,479
Telecom Argentina 144A 6.50% 6/15/21 #	510,000	466,650
Time Warner Entertainment 8.375% 3/15/23	1,795,000	2,126,554
Turk Telekomunikasyon 144A 4.875% 6/19/24 #	200,000	195,119
VTR Finance 144A 6.875% 1/15/24 #	300,000	309,750
Walt Disney 1.75% 8/30/24	315,000	312,151
		15,055,721
Consumer Cyclical - 1.51%
Atento Luxco 1 144A 6.125% 8/10/22 #	105,000	106,706
China Overseas Finance Cayman V 3.95% 11/15/22	205,000	211,952
Daimler Finance North America 144A 3.35% 2/22/23 #	645,000	662,790
El Puerto de Liverpool 144A 3.95% 10/2/24 #	200,000	205,252
Ford Motor Credit 3.336% 3/18/21	655,000	658,227
General Motors Financial
3.45% 4/10/22	1,195,000	1,215,471
4.15% 6/19/23	715,000	743,985
GFL Environmental 144A 5.375% 3/1/23 #	500,000	508,650
JD. com 3.125% 4/29/21	200,000	200,990
Kia Motors 144A 3.00% 4/25/23 #	200,000	202,252
MGM Resorts International 6.625% 12/15/21	500,000	543,500
NCL 144A 4.75% 12/15/21 #	404,000	412,468
Prime Security Services Borrower
144A 5.25% 4/15/24 #	500,000	514,525
144A 9.25% 5/15/23 #	158,000	166,402
Scientific Games International 10.00% 12/1/22	272,000	283,900
Shimao Property Holdings 6.125% 2/21/24	200,000	212,221
		6,849,291
Consumer Non-Cyclical - 1.16%
Alcon Finance 144A 2.75% 9/23/26 #	200,000	201,948
Cigna
3.193% (LIBOR03M + 0.89%) 7/15/23 •	2,055,000	2,060,718
3.75% 7/15/23	420,000	439,611
CK Hutchison International 144A 2.875% 4/5/22 #	275,000	277,693

NQ-022 [9/19] 11/19 (1005244) 9

Schedule of investments

Delaware Limited-Term Diversified Income Fund (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
CVS Health 3.35% 3/9/21	789,000	$802,043
Kernel Holding 144A 8.75% 1/31/22 #	235,000	249,958
Keurig Dr Pepper 3.551% 5/25/21	715,000	731,016
Prestige Brands 144A 6.375% 3/1/24 #	250,000	261,250
Teva Pharmaceutical Finance Netherlands III
6.00% 4/15/24	250,000	216,406
		5,240,643
Electric - 5.37%
AEP Texas 2.40% 10/1/22	1,930,000	1,939,156
AES Gener 144A 7.125% 3/26/79 #µ	200,000	210,250
Ameren 2.70% 11/15/20	3,665,000	3,685,012
Arizona Public Service 2.20% 1/15/20	4,195,000	4,194,506
Calpine 144A 5.875% 1/15/24 #	500,000	512,500
Cleveland Electric Illuminating 5.50% 8/15/24	1,430,000	1,637,257
Duke Energy
1.80% 9/1/21	1,050,000	1,045,598
4.875%µy	570,000	584,036
Entergy 4.00% 7/15/22	1,050,000	1,096,302
Entergy Louisiana 4.05% 9/1/23	1,125,000	1,203,865
Evergy 2.90% 9/15/29	150,000	149,161
IPALCO Enterprises 3.45% 7/15/20	710,000	714,334
ITC Holdings 2.70% 11/15/22	2,455,000	2,480,296
NRG Energy 144A 3.75% 6/15/24 #	860,000	885,789
NV Energy 6.25% 11/15/20	2,460,000	2,569,846
State Grid Overseas Investment 144A 2.25% 5/4/20 #	500,000	499,824
Vistra Operations 144A 3.55% 7/15/24 #	875,000	881,849
		24,289,581
Energy - 2.81%
ADES International Holding 144A 8.625% 4/24/24 #	210,000	209,737
Antero Resources 5.625% 6/1/23	283,000	246,210
Cheniere Corpus Christi Holdings 7.00% 6/30/24	200,000	230,250
Continental Resources 3.80% 6/1/24	630,000	642,717
Crestwood Midstream Partners 6.25% 4/1/23	500,000	515,625
Enbridge Energy Partners
4.375% 10/15/20	305,000	311,428
5.20% 3/15/20	65,000	65,824
Energy Transfer Operating 4.25% 3/15/23	500,000	522,811
Enterprise Products Operating 3.125% 7/31/29	128,000	131,176
Exxon Mobil 2.019% 8/16/24	370,000	372,911
Genesis Energy 6.75% 8/1/22	500,000	509,175
Kunlun Energy 144A 2.875% 5/13/20 #	400,000	401,620
Marathon Oil 2.80% 11/1/22	675,000	679,443

10 NQ-022 [9/19] 11/19 (1005244)

(Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Murphy Oil 6.875% 8/15/24	500,000	$525,000
Occidental Petroleum
2.90% 8/15/24	475,000	479,139
3.50% 8/15/29	260,000	264,204
Oil and Gas Holding 144A 7.625% 11/7/24 #	215,000	244,208
ONEOK 7.50% 9/1/23	1,655,000	1,937,624
Pertamina Persero 144A 4.30% 5/20/23 #	310,000	326,756
Petrobras Global Finance 6.25% 3/17/24	260,000	292,825
Petroleos Mexicanos 4.625% 9/21/23	130,000	134,095
Sabine Pass Liquefaction 5.75% 5/15/24	825,000	920,180
Saudi Arabian Oil 144A 2.875% 4/16/24 #	250,000	252,991
Schlumberger Holdings 144A 3.75% 5/1/24 #	1,155,000	1,217,279
Sinopec Group Overseas Development 2018 144A
2.50% 8/8/24 #	245,000	245,292
Tecpetrol 144A 4.875% 12/12/22 #	210,000	198,713
Transocean 144A 9.00% 7/15/23 #	500,000	520,625
Tullow Oil 144A 6.25% 4/15/22 #	250,000	253,500
YPF 144A 51.625% (BADLARPP + 4.00%) 7/7/20 #•	195,000	47,563
		12,698,921
Finance Companies - 0.96%
Aviation Capital Group
144A 2.875% 1/20/22 #	605,000	607,667
144A 4.375% 1/30/24 #	630,000	663,906
Avolon Holdings Funding
144A 3.95% 7/1/24 #	760,000	780,482
144A 4.375% 5/1/26 #	130,000	134,569
BOC Aviation 144A 2.375% 9/15/21 #	400,000	396,962
International Lease Finance 8.625% 1/15/22	1,080,000	1,226,193
SURA Asset Management 144A 4.875% 4/17/24 #	500,000	539,375
		4,349,154
Healthcare - 0.43%
Encompass Health 5.125% 3/15/23	250,000	255,625
HCA 7.50% 2/15/22	250,000	277,700
HCA Healthcare 6.25% 2/15/21	500,000	524,800
Hill-Rom Holdings 144A 5.75% 9/1/23 #	325,000	334,490
Tenet Healthcare 8.125% 4/1/22	500,000	543,125
		1,935,740
Insurance - 0.33%
AXA Equitable Holdings 3.90% 4/20/23	575,000	601,644
UnitedHealth Group 2.375% 8/15/24	885,000	891,287
		1,492,931

NQ-022 [9/19] 11/19 (1005244) 11

Schedule of investments

Delaware Limited-Term Diversified Income Fund (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Natural Gas - 0.61%
CenterPoint Energy Resources 4.50% 1/15/21	2,700,000	$2,763,564
		2,763,564
REITs - 0.05%
Growthpoint Properties International 144A
5.872% 5/2/23 #	200,000	214,122
		214,122
Technology - 0.96%
Apple 2.20% 9/11/29	575,000	565,290
Global Payments
2.65% 2/15/25	535,000	537,934
3.20% 8/15/29	650,000	659,728
International Business Machines 3.00% 5/15/24	485,000	502,207
Microchip Technology
3.922% 6/1/21	250,000	255,437
4.333% 6/1/23	1,265,000	1,329,429
Micron Technology 4.185% 2/15/27	485,000	499,653
		4,349,678
Transportation - 0.25%
Adani Abbot Point Terminal 144A 4.45% 12/15/22 #	200,000	199,890
Adani Ports & Special Economic Zone 144A
3.375% 7/24/24 #	235,000	236,596
Avis Budget Car Rental 5.50% 4/1/23	122,000	124,287
DAE Funding
144A 5.00% 8/1/24 #	45,000	47,025
144A 5.25% 11/15/21 #	500,000	521,250
		1,129,048
Total Corporate Bonds (cost $167,539,456)		167,538,863

Loan Agreements – 2.35%
Acrisure Tranche B 1st Lien 6.354% (LIBOR03M + 4.25%)
11/22/23 •	491,228	490,307
Air Medical Group Holdings Tranche B 1st Lien 5.307%
(LIBOR01M + 3.25%) 4/28/22 •	78,103	73,300
AssuredPartners Tranche B 1st Lien 5.544% (LIBOR01M +
3.50%) 10/22/24 •	530,947	529,399
Atotech Alpha 3 Tranche B1 1st Lien 5.104% (LIBOR03M
+ 3.00%) 1/31/24 •	1,312,371	1,297,934
Blue Ribbon 1st Lien 6.266% (LIBOR03M + 4.00%)
11/13/21 •	365,506	324,387
Builders FirstSource 1st Lien 5.044% (LIBOR01M +
3.00%) 2/29/24 •	169,135	169,753

12 NQ-022 [9/19] 11/19 (1005244)

(Unaudited)

	Principal amount°	Value (US $)
Loan Agreements (continued)
Charter Communications Operating Tranche B 1st Lien
4.05% (LIBOR01M + 2.00%) 4/30/25 •	496,212	$499,736
Gardner Denver Tranche B1 1st Lien 4.794% (LIBOR01M
+ 2.75%) 7/30/24 •	207,747	208,609
Mission Broadcasting Tranche B3 1st Lien 0.044%
(LIBOR01M + 2.25%) 1/17/24 •	204,792	205,198
Nexstar Broadcasting Tranche B3 1st Lien 4.294%
(LIBOR01M + 2.25%) 1/17/24 •	1,030,633	1,032,673
ON Semiconductor Tranche B4 1st Lien 4.04%
(LIBOR01M + 2.00%) 9/19/26 •	1,101,064	1,106,722
Russell Investments US Institutional Holdco Tranche B 1st
Lien 5.294% (LIBOR01M + 3.25%) 6/1/23 •	1,811,289	1,790,912
Sprint Communications Tranche B 1st Lien 4.563%
(LIBOR01M + 2.50%) 2/3/24 •	2,437,500	2,422,875
Summit Midstream Partners Holdings Tranche B 1st Lien
8.044% (LIBOR01M + 6.00%) 5/21/22 •	512,494	502,725
Total Loan Agreements (cost $10,309,670)		10,654,530

Non-Agency Asset-Backed Securities – 26.04%
American Express Credit Account Master Trust
Series 2017-2 A 2.478% (LIBOR01M + 0.45%)
9/16/24 •	270,000	270,633
Series 2017-5 A 2.408% (LIBOR01M + 0.38%)
2/18/25 •	575,000	576,098
Series 2018-3 A 2.348% (LIBOR01M + 0.32%)
10/15/25 •	335,000	334,776
Series 2018-5 A 2.368% (LIBOR01M + 0.34%)
12/15/25 •	3,744,000	3,749,057
Series 2018-7 A 2.388% (LIBOR01M + 0.36%)
2/17/26 •	1,300,000	1,298,137
Series 2018-9 A 2.408% (LIBOR01M + 0.38%)
4/15/26 •	2,600,000	2,598,705
Series 2019-2 A 2.67% 11/15/24	10,000,000	10,200,481
ARI Fleet Lease Trust
Series 2018-B A2 144A 3.22% 8/16/27 #	949,374	957,651
BA Credit Card Trust
Series 2017-A1 A1 1.95% 8/15/22	4,000,000	3,997,603
Series 2018-A3 A3 3.10% 12/15/23	700,000	715,168
Barclays Dryrock Issuance Trust
Series 2017-1 A 2.358% (LIBOR01M + 0.33%, Floor
0.33%) 3/15/23 •	2,810,000	2,812,713
BMW Floorplan Master Owner Trust
Series 2018-1 A2 144A 2.348% (LIBOR01M + 0.32%)
5/15/23 #•	1,500,000	1,500,438

NQ-022 [9/19] 11/19 (1005244) 13

Schedule of investments

Delaware Limited-Term Diversified Income Fund (Unaudited)

	Principal amount°	Value (US $)
Non-Agency Asset-Backed Securities (continued)
Cabela’s Credit Card Master Note Trust
Series 2015-1A A1 2.26% 3/15/23	500,000	$500,181
CarMax Auto Owner Trust
Series 2018-1 A2B 2.178% (LIBOR01M + 0.15%)
5/17/21 •	262,945	262,898
Chase Issuance Trust
Series 2016-A3 A3 2.578% (LIBOR01M + 0.55%)
6/15/23 •	7,350,000	7,398,284
Series 2017-A1 A 2.328% (LIBOR01M + 0.30%)
1/15/22 •	905,000	905,496
Series 2017-A2 A 2.428% (LIBOR01M + 0.40%)
3/15/24 •	1,300,000	1,308,849
Series 2018-A1 A1 2.228% (LIBOR01M + 0.20%)
4/17/23 •	1,500,000	1,501,179
Chesapeake Funding II
Series 2017-4A A2 144A 2.368% (LIBOR01M + 0.34%)
11/15/29 #•	1,079,545	1,078,700
Citibank Credit Card Issuance Trust
Series 2016-A3 A3 2.532% (LIBOR01M + 0.49%)
12/7/23 •	4,270,000	4,294,873
Series 2017-A5 A5 2.666% (LIBOR01M + 0.62%, Floor
0.62%) 4/22/26 •	360,000	362,659
Series 2017-A7 A7 2.412% (LIBOR01M + 0.37%)
8/8/24 •	11,900,000	11,926,080
Series 2018-A1 A1 2.49% 1/20/23	4,834,000	4,869,587
Series 2018-A2 A2 2.374% (LIBOR01M + 0.33%)
1/20/25 •	8,845,000	8,856,606
CNH Equipment Trust
Series 2019-A A2 2.96% 5/16/22	1,400,000	1,406,722
Discover Card Execution Note Trust
Series 2017-A7 A7 2.388% (LIBOR01M + 0.36%)
4/15/25 •	4,965,000	4,957,608
Series 2018-A2 A2 2.358% (LIBOR01M + 0.33%)
8/15/25 •	4,000,000	3,984,235
Series 2018-A3 A3 2.258% (LIBOR01M + 0.23%, Floor
0.23%) 12/15/23 •	2,465,000	2,462,905
Ford Credit Auto Owner Trust
Series 2017-C A3 2.01% 3/15/22	128,728	128,687
Ford Credit Floorplan Master Owner Trust A
Series 2015-2 A2 2.598% (LIBOR01M + 0.57%, Floor
0.57%) 1/15/22 •	1,470,000	1,471,332
Series 2017-1 A1 2.07% 5/15/22	1,030,000	1,029,292
Series 2017-1 A2 2.448% (LIBOR01M + 0.42%)
5/15/22 •	400,000	400,188

14 NQ-022 [9/19] 11/19 (1005244)

(Unaudited)

	Principal amount°	Value (US $)
Non-Agency Asset-Backed Securities (continued)
Ford Credit Floorplan Master Owner Trust A
Series 2017-2 A2 2.378% (LIBOR01M + 0.35%, Floor
0.62%) 9/15/22 •	1,000,000	$1,000,772
Great American Auto Leasing
Series 2019-1 A2 144A 2.97% 6/15/21 #	1,200,000	1,205,246
HOA Funding
Series 2014-1A A2 144A 4.846% 8/20/44 #	238,500	239,688
Hyundai Auto Lease Securitization Trust
Series 2018-A A3 144A 2.81% 4/15/21 #	700,000	702,372
Invitation Homes Trust
Series 2018-SFR1 A 144A 2.725% (LIBOR01M + 0.70%)
3/17/37 #•	1,297,819	1,281,747
Mercedes-Benz Master Owner Trust
Series 2017-BA A 144A 2.448% (LIBOR01M + 0.42%)
5/16/22 #•	3,540,000	3,544,507
Series 2018-BA A 144A 2.368% (LIBOR01M + 0.34%)
5/15/23 #•	1,200,000	1,200,180
MMAF Equipment Finance
Series 2015-AA A5 144A 2.49% 2/19/36 #	1,850,860	1,863,209
Navistar Financial Dealer Note Master Owner Trust II
Series 2018-1 A 144A 2.648% (LIBOR01M + 0.63%,
Floor 0.63%) 9/25/23 #•	330,000	330,407
Nissan Master Owner Trust Receivables
Series 2017-C A 2.348% (LIBOR01M + 0.32%)
10/17/22 •	890,000	890,264
PFS Financing
Series 2018-A A 144A 2.428% (LIBOR01M + 0.40%)
2/17/22 #•	240,000	240,044
Series 2018-E A 144A 2.478% (LIBOR01M + 0.45%)
10/17/22 #•	910,000	910,147
Tesla Auto Lease Trust
Series 2018-B A 144A 3.71% 8/20/21 #	1,432,747	1,455,804
Towd Point Mortgage Trust
Series 2015-5 A1B 144A 2.75% 5/25/55 #•	266,926	267,857
Series 2015-6 A1B 144A 2.75% 4/25/55 #•	326,179	326,667
Toyota Auto Receivables Owner Trust
Series 2018-C A2B 2.148% (LIBOR01M + 0.12%)
8/16/21 •	620,057	620,078
Trafigura Securitisation Finance
Series 2017-1A A1 144A 2.878% (LIBOR01M + 0.85%)
12/15/20 #•	3,410,000	3,415,275
Series 2018-1A A1 144A 2.758% (LIBOR01M + 0.73%)
3/15/22 #•	200,000	199,407
Verizon Owner Trust
Series 2016-2A A 144A 1.68% 5/20/21 #	271,619	271,467

NQ-022 [9/19] 11/19 (1005244) 15

Schedule of investments

Delaware Limited-Term Diversified Income Fund (Unaudited)

	Principal amount°	Value (US $)
Non-Agency Asset-Backed Securities (continued)
Verizon Owner Trust
Series 2017-3A A1A 144A 2.06% 4/20/22 #	500,000	$499,887
Series 2017-3A A1B 144A 2.314% (LIBOR01M + 0.27%)
4/20/22 #•	4,675,000	4,675,934
Series 2019-A A1A 2.93% 9/20/23	785,000	799,185
Series 2019-B A1B 2.494% (LIBOR01M + 0.45%)
12/20/23 •	800,000	800,350
Volkswagen Auto Loan Enhanced Trust
Series 2018-1 A2B 2.224% (LIBOR01M + 0.18%)
7/20/21 •	185,462	185,471
Volvo Financial Equipment Master Owner Trust
Series 2017-A A 144A 2.528% (LIBOR01M + 0.50%)
11/15/22 #•	2,000,000	2,003,792
Wheels SPV 2
Series 2018-1A A2 144A 3.06% 4/20/27 #	725,502	729,473
Total Non-Agency Asset-Backed Securities
(cost $117,538,272)		117,777,051

Non-Agency Collateralized Mortgage Obligations – 0.66%
GSMPS Mortgage Loan Trust
Series 1998-2 A 144A 7.75% 5/19/27 #•	24,742	24,854
JPMorgan Mortgage Trust
Series 2014-IVR6 2A4 144A 2.50% 7/25/44 #•	455,000	454,452
Sequoia Mortgage Trust
Series 2014-2 A4 144A 3.50% 7/25/44 #•	227,623	231,498
Silverstone Master Issuer
Series 2018-1A 1A 144A 2.668% (LIBOR03M + 0.39%)
1/21/70 #•	2,220,000	2,212,618
Wells Fargo Mortgage-Backed Securities Trust
Series 2006-AR5 2A1 5.187% 4/25/36 •	48,936	49,118
Total Non-Agency Collateralized Mortgage Obligations (cost $2,950,593)		2,972,540

Non-Agency Commercial Mortgage-Backed Security – 0.02%
DB-UBS Mortgage Trust
Series 2011-LC1A C 144A 5.885% 11/10/46 #•	100,000	103,424
Total Non-Agency Commercial Mortgage-Backed Security (cost $110,844)		103,424

Sovereign Bonds – 0.97%Δ
Argentina - 0.01%
Argentine Republic Government International Bond
5.625% 1/26/22	97,000	42,196
		42,196

16 NQ-022 [9/19] 11/19 (1005244)

(Unaudited)

	Principal amount°	Value (US $)
Sovereign BondsΔ (continued)
Costa Rica - 0.05%
Costa Rica Government International Bond 144A
4.25% 1/26/23 #	250,000	$245,315
		245,315
Croatia - 0.05%
Croatia Government International Bond 144A
5.50% 4/4/23 #	200,000	221,808
		221,808
Dominican Republic - 0.05%
Dominican Republic International Bond 144A
7.50% 5/6/21 #	200,000	209,250
		209,250
Egypt - 0.09%
Egypt Government International Bond 144A
5.577% 2/21/23 #	400,000	409,313
		409,313
Ghana - 0.05%
Ghana Government International Bond 144A
7.875% 8/7/23 #	200,000	219,248
		219,248
Ivory Coast - 0.04%
Ivory Coast Government International Bond 144A
5.375% 7/23/24 #	200,000	205,380
		205,380
Mongolia - 0.04%
Development Bank of Mongolia 144A 7.25% 10/23/23 #	200,000	207,495
		207,495
Nigeria - 0.06%
Nigeria Government International Bond 5.625% 6/27/22	250,000	258,403
		258,403
Republic of Korea - 0.11%
Export-Import Bank of Korea 2.913% (LIBOR03M +
0.775%) 6/1/23 •	500,000	505,542
		505,542
Saudi Arabia - 0.06%
Kingdom of Saudi Arabia Sukuk 144A 2.894% 4/20/22 #	250,000	253,871
		253,871
Senegal - 0.05%
Senegal Government International Bond 144A
6.25% 7/30/24 #	200,000	217,406
		217,406

NQ-022 [9/19] 11/19 (1005244) 17

Schedule of investments

Delaware Limited-Term Diversified Income Fund (Unaudited)

	Principal amount°	Value (US $)
Sovereign BondsΔ (continued)
Serbia - 0.05%
Serbia International Bond 144A 4.875% 2/25/20 #	250,000	$252,312
		252,312
Sri Lanka - 0.11%
Sri Lanka Government International Bond 144A
5.75% 4/18/23 #	500,000	497,023
		497,023
Turkey - 0.04%
Hazine Mustesarligi Varlik Kiralama 144A 4.251% 6/8/21 #	200,000	199,949
		199,949
Ukraine - 0.06%
Ukraine Government International Bond 144A
7.75% 9/1/20 #	250,000	255,946
		255,946
Uzbekistan - 0.05%
Republic of Uzbekistan Bond 144A 4.75% 2/20/24 #	200,000	210,250
		210,250
Total Sovereign Bonds (cost $4,349,544)		4,410,707

Supranational Banks – 2.14%
Banque Ouest Africaine de Developpement 144A
5.50% 5/6/21 #	500,000	519,423
International Bank for Reconstruction & Development
2.20% 9/23/22	4,550,000	4,554,116
2.225% 9/6/22	4,600,000	4,588,693
Total Supranational Banks (cost $9,679,500)		9,662,232

US Treasury Obligations – 2.44%
US Treasury Notes
1.50% 9/30/24	735,000	733,320
1.625% 8/15/29	155,000	154,346
2.375% 5/15/29	9,550,000	10,145,756
Total US Treasury Obligations (cost $10,714,044)		11,033,422

	Number of shares
Preferred Stock – 0.34%
Morgan Stanley 5.55% µ	1,180,000	1,196,614
USB Realty144A 3.45% (LIBOR03M + 1.147%)#•	400,000	342,608
Total Preferred Stock (cost $1,490,000)		1,539,222

18 NQ-022 [9/19] 11/19 (1005244)

(Unaudited)

		Number of shares	Value (US $)
	Short-Term Investments – 13.66%
	Money Market Mutual Funds - 4.18%
	BlackRock FedFund - Institutional Shares (seven-day
	effective yield 1.86%)	3,785,119	$3,786,463
	Fidelity Investments Money Market Government Portfolio -
	Class I (seven-day effective yield 1.86%)	3,785,119	3,786,464
	GS Financial Square Government Fund - Institutional
	Shares (seven-day effective yield 1.86%)	3,785,119	3,786,462
	Morgan Stanley Government Portfolio - Institutional Share
	Class (seven-day effective yield 1.85%)	3,785,119	3,786,463
	State Street Institutional US Government Money Market
	Fund - Investor Class (seven-day effective yield 1.80%)	3,785,119	3,785,944
			18,931,796
		Principal amount°
	US Treasury Obligations - 9.48%`
	US Treasury Bills
	1.00% 11/30/19	8,725,000	8,710,077
	1.25% 1/31/20	34,245,000	34,171,428
			42,881,505
	Total Short-Term Investments (cost $61,788,733)		61,813,301
	Total Value of Securities – 103.10%
	(cost $464,536,010)		466,360,809
	Liabilities Net of Receivables and Other Assets – (3.10%) ★		(14,007,852)
	Net Assets Applicable to 54,469,968 Shares Outstanding – 100.00%		$452,352,957

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
	At Sept. 30, 2019, the aggregate value of Rule 144A securities was $79,097,204, which represents
	17.49% of the Fund’s net assets.
◆ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount
	of underlying payments due to the counterparty pursuant to various agreements related to the
	rescheduling of obligations and the exchange of certain notes.
✤ PIK. 78% of the income received was in cash and 22% was in principal.
★ Of this amount, $326,000 represents cash collateral posted for futures contracts and $3,716,642
	represents cash collateral posted for centrally cleared swap contracts.
`	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in USD unless noted that the security is denominated in another
	currency.
Δ Securities have been classified by country of origin.
µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at Sept. 30, 2019.
	Rate will reset at a future date.
S	Interest only security. An interest only security is the interest only portion of a fixed income security,
	which is separated and sold individually from the principal portion of the security.

NQ-022 [9/19] 11/19 (1005244) 19

Schedule of investments

Delaware Limited-Term Diversified Income Fund (Unaudited)

y No contractual maturity date.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at
Sept. 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i. e. LIBOR03M,
LIBOR06M, etc. ) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.
f	Step coupon bond. Stated rate in effect at Sept. 30, 2019 through maturity date.

The following futures and swap contracts were outstanding at Sept. 30, 2019:

Futures Contracts
							Variation
							Margin
		Notional		Value/	Value/		Due from
	Notional	Cost	Expiration	Unrealized	Unrealized		(Due to)
Contracts to Buy (Sell)	Amount	(Proceeds)	Date	Appreciation	Depreciation		Brokers
179 US Treasury 5 yr
Notes	$21,327,570	$21,472,034	12/31/19	$—	$(144,464)		$(8,391)
(46) US Treasury 10
yr Notes	(5,994,375)	(6,018,699)	12/19/19	24,324	—		3,594
84 US Treasury 10 yr
Notes	10,946,250	11,071,801	12/19/19	—	(125,551)		(6,563)
Total Futures
Contracts		$26,525,136		$24,324	$(270,015)		$(11,360)

Swap Contracts
CDS Contracts[1]

							Variation
				Upfront			Margin
Reference Obligation/		Annual		Payments			Due from
Termination Date/	Notional	Protection		Paid	Unrealized		(Due to)
Payment Frequency	Amount[2]	Payments	Value	(Received)	Depreciation[3]		Brokers
Centrally Cleared/
Protection Purchased:
CDX. NA. HY. 32[4]
6/20/24-
Quarterly	34,650,000	5.00%	$(2,444,837)	$(2,233,056)	(211,781	) $	(116,044)

20 NQ-022 [9/19] 11/19 (1005244)

(Unaudited)

The use of futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in these financial statements. The notional amount presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party
(seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the CDS agreement.

2Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.

3Unrealized appreciation (depreciation) does not include periodic interest payments on swap contracts accrued daily in the amount of $125,513.

4Markit’s CDX.NA.HY.32 Index, is composed of 100 liquid North American entities with high yield credit ratings that trade in the CDS market.

Summary of abbreviations:
ARM – Adjustable Rate Mortgage
BADLARPP – Argentina Term Deposit Rate
CDS – Credit Default Swap
CDX.NA.HY – Credit Default Swap Index North American High-Yield
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
DB – Deutsche Bank
FREMF – Freddie Mac Multifamily
GNMA – Government National Mortgage Association
GSMPS – Goldman Sachs Reperforming Mortgage Securities
ICE – Intercontinental Exchange
LIBOR – London Interbank Offered Rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
LIBOR012M – ICE LIBOR USD 12 Month
NCUA – National Credit Union Administration
PIK – Pay-in-kind
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit

NQ-022 [9/19] 11/19 (1005244) 21

Schedule of investments

Delaware Limited-Term Diversified Income Fund (Unaudited)

Summary of abbreviations (continued):
S.F. – Single Family
TBA – To be announced
USD – US Dollar
yr – Year

22 NQ-022 [9/19] 11/19 (1005244)